Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities

7. TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019
Trade payables	290	310
Amounts due to related parties (Note 10)	28	169
Accrued liabilities	44	40
	362	519